Property, Plant and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	¥ 1,680
Impairment for property, plant and equipment